Investments in equity method investees	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investments in equity method investees
10.	Investments in equity method investees
Investments in equity method investees as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	236,319	270,683
HongShan Fashion and Technology Industry Fund Investment Limited Partnership (“HongShan Fashion and Technology”)	500,993	429,965
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	599,884	582,608
Guofu Life Insurance Co., Ltd (“Guofu”)	239,291	134,668
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	163,141	174,907
Others	522,907	419,562
Less:
Impairment	(106,974)	(10,350)

Total	2,155,561	2,002,043

During the years ended December 31, 2022, 2023 and 2024, the Group recognized gain on disposal of equity method investee at the amount of RMB304,570, nil and nil. During the years ended December 31, 2022, 2023 and 2024, the Group recognized its share of (loss) income of equity method investees at the amount of RMB(6,559), RMB80,301 and RMB166,980, respectively. No impairment has been recorded on these investments accounted for under equity method for the years ended December 31, 2022, 2023 and 2024. During the year ended December 31, 2024, certain equity method investees which were fully impaired with accumulated impairment loss of RMB96,624 were written off as the Group has determined that is not probable for the balance to be recovered or the investees are deregistered.
The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues	2,940,905	3,116,172	2,277,551
Gross profit	79,057	165,578	554,778
Income from operations	285,733	310,193	530,092
Net income	251,426	260,582	435,189
Net income attributable to the investees’ ordinary shareholders	251,426	260,582	435,189

	As of December 31,
	2023	2024
	RMB	RMB
Current assets	8,923,172	15,716,003
Non-current assets	16,562,043	12,733,109
Current liabilities	5,416,529	6,549,835
Non-current liabilities	11,822,755	13,811,233